Share-Based Compensation Expenses	12 Months Ended
Dec. 31, 2025
Share-Based Compensation Expenses
Share-Based Compensation Expenses

Note 17 - Share-Based Compensation Expenses

Share-based compensation expenses comprised the following:

	2025	2024
Deferred share units	$10.6	$2.6
Stock options and restricted share units	6.3	5.4
	$16.9	$8.0

Share-based compensation expenses include expenses related to equity-settled stock options, RSUs and DSUs, as well as the mark-to-market gain or loss related to the DSUs.